Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] $ in Millions	Oct. 07, 2021 USD ($) shares
Common Class A [Member] | Restricted Stock Units (RSUs) [Member] | From One Year Anniversary Of The Grant Over The Subsequent Three Years [Member]
Subsequent Event [Line Items]
Deferred compensation arrangement with individual, cash awards granted, percentage	6.25%
Deferred Bonus [Member] | Common Class A [Member] | From One Year Anniversary Of The Grant Over The Subsequent Two Years [Member]
Subsequent Event [Line Items]
Deferred compensation arrangement with individual, cash awards granted, percentage	8.33%
Deferred Bonus [Member] | Common Class A [Member] | Restricted Stock Units (RSUs) [Member] | From One Year Anniversary Of The Grant Over The Subsequent Three Years [Member]
Subsequent Event [Line Items]
Deferred compensation arrangement with individual, cash awards granted, percentage	25.00%
Deferred compensation arrangement with individual, shares issued	433,550
Deferred Bonus [Member] | Common Class A [Member] | Second Restricted Stock Units RSU [Member] | From One Year Anniversary Of The Grant Over The Subsequent Two Years [Member]
Subsequent Event [Line Items]
Deferred compensation arrangement with individual, cash awards granted, percentage	33.00%
Deferred compensation arrangement with individual, shares issued	216,450
President [Member] | Deferred Bonus [Member]
Subsequent Event [Line Items]
Deferred compensation arrangement with individual, cash awards granted, percentage	68.00%
Robert Musslewhite [Member]
Subsequent Event [Line Items]
Salaries paid | $	$ 0.4